23. Leases (Details 1) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Leases
Movement of leasing obligation, balance at beginnning	R$ 8,667	R$ 5,787
Additions	2,025	807
Remeasurement	1,445	838
Accrued interest	958	862
Payments	(1,680)	(1,498)
Anticipated lease contract termination	(698)	(116)
Business combination (Exito)		1,817
Exchange rate changes	433	33
Deconsolidation Via Varejo	(2,776)	137
Movement of leasing obligation, balance at end	8,374	8,667
Current	947	937
Non-current	R$ 7,427	R$ 7,730